Share-Based Payments - Summary of Different Methods of Incentive Plans (Detail) shares in Thousands	6 Months Ended
Jun. 30, 2025 shares S/ / shares
Performance-Based Option Agreement [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands | shares	2,661
Annual volatility	33.54%
Risk- free rate	4.83%
Weighted average of fair value of options / shares | S/ / shares	S/ 9.05
Long-Term Incentive Management [Member] | Black Scholes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands | shares	600
Annual volatility	33.54%
Risk- free rate	3.63%
Weighted average of fair value of options / shares | S/ / shares	S/ 1.18
Restricted Stock Units [Member] | Market value [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options / shares in thousands | shares	161
Weighted average of fair value of options / shares | S/ / shares	S/ 26.11